Statement of Additional Information Supplement dated July 12, 2019

The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Class A, C, R, Y, R5 and R6 shares, as applicable, of the Fund listed below:

Invesco Mid Cap Core Equity Fund

This supplement amends the Statement of Additional Information of the above referenced fund (the “Fund”) and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Statement of Additional Information and retain it for future reference.

The following information replaces in its entirety the information appearing under the heading “PORTFOLIO MANAGERS – Portfolio Manager Fund Holdings and Information on Other Managed Accounts – Investments – Invesco Mid Cap Core Equity Fund” in Appendix H of the Statement of Additional Information:

“Investments

The following information is as of December 31, 2018 (unless otherwise noted):

Portfolio Managers	Dollar Range of Investments in the Fund
Invesco Mid Cap Core Equity Fund
Raymond Anello[1]	None
Joy Budzinski[1]	None
Kristin Ketner[1]	None
Magnus Krantz[1]	None
Raman Vardharaj[1]	None
Adam Weiner[1]	None
Matthew P. Ziehl[1]	None”

The following information replaces in its entirety the information appearing under the heading “PORTFOLIO MANAGERS – Portfolio Manager Fund Holdings and Information on Other Managed Accounts – Assets Managed – Invesco Mid Cap Core Equity Fund” in Appendix H of the Statement of Additional Information:

“Assets Managed

The following information is as of December 31, 2018 (unless otherwise noted):

	Other Registered Investment Companies Managed		Other Pooled Investment Vehicles Managed		Other Accounts Managed
Portfolio Managers	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
Invesco Mid Cap Core Equity Fund
Raymond Anello[1]	5	$3,986.0	None	None	1	$35.5
Joy Budzinski[1]	5	$3,986.0	None	None	1	$35.5
Kristin Ketner[1]	5	$3,986.0	None	None	1	$35.5
Magnus Krantz[1]	5	$3,986.0	None	None	1	$35.5
Raman Vardharaj[1]	6	$6,697.9	None	None	1	$35.5

1

The portfolio manager began serving on the Fund effective June 21, 2019. Information for the portfolio manager has been provided as of May 31, 2019, and the portfolio manager held no assets in the Fund as of this same date.

	Other Registered Investment Companies Managed		Other Pooled Investment Vehicles Managed		Other Accounts Managed
Portfolio Managers	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
Adam Weiner[1]	5	$3,986.0	None	None	1	$35.5
Matthew P. Ziehl[1]	5	$3,986.0	None	None	1	$35.5”

Statement of Additional Information Supplement dated July 12, 2019

The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Class A, C, R, Y, R5 and R6 shares of the Fund listed below:

Invesco Oppenheimer Mid Cap Value Fund

This supplement amends the Statement of Additional Information of the above referenced fund (the “Fund”) and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Statement of Additional Information and retain it for future reference.

The following information replaces in its entirety the information appearing under the heading “PORTFOLIO MANAGER – Portfolio Manager Fund Holdings and Information on Other Managed Accounts – Investments” in Appendix H of the Statement of Additional Information.

“Investments

The following information is as of May 31, 2019:

Portfolio Manager	Dollar Range of Investments in the Predecessor Fund
Oppenheimer Mid Cap Value Fund
Jeffrey Vancavage[1]	None”

The following information replaces in its entirety the information appearing under the heading “PORTFOLIO MANAGER – Portfolio Manager Fund Holdings and Information on Other Managed Accounts – Assets Managed” in Appendix H of the Statement of Additional Information.

“Assets Managed

The following information is as of May 31, 2019:

	Other Registered Investment Companies Managed		Other Pooled Investment Vehicles Managed		Other Accounts Managed
Portfolio Manager	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
Oppenheimer Mid Cap Value Fund
Jeffrey Vancavage[1]	2	$1,306.3	None	None	None	None”

1	The portfolio manager began serving on the Fund effective June 21, 2019. Additionally, the portfolio manager held no assets in the Fund as of May 31, 2019.